PROPERTY, PLANT, AND EQUIPMENT - Schedule of property and equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,541,935	$ 2,481,441	$ 130,678
Accumulated depreciation	(225,870)	(84,464)	(48,056)
Net book value	2,316,065	2,396,977	82,622
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	111,643	51,149	51,149
Aircraft improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	79,529	79,529	79,529
Engines [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,200,000	2,200,000	0
Display aircraft [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 150,763	$ 150,763	$ 0